Fair Value Measurements (Details 1)	Sep. 30, 2016 USD ($)
Income Approach Royalty Savings Method [Member] | Techonology [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,576,000
Income Approach Royalty Savings Method [Member] | Trademarks [Member]
Assets, Fair Value Disclosure, Nonrecurring	917,000
Income Approach Excess Earnings Method [Member] | Clinician Relationships [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 904,000